Risk Management - Disclosure of Balance Sheet credit quality (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
On-Balance Sheet [Abstract]
Cash and balances at central banks	£ 189,686	£ 202,142	£ 169,085
Cash collateral and settlement balances	103,708	107,862
Loans and advances at amortised cost	146,201	155,204
Debt securities at amortised cost	39,046	27,303
Reverse repurchase agreements and other similar secured lending	1,103	725
Total trading portfolio assets	174,566	133,771
Total financial assets at fair value through the income statement	204,236	211,128
Derivative financial instruments	256,111	302,976
Other assets	2,067	1,503
Assets held for sale	3,916	0
Total assets	1,185,166	1,203,537	£ 1,061,800
Debt securities
On-Balance Sheet [Abstract]
Total trading portfolio assets	75,459	55,430
Traded loans
On-Balance Sheet [Abstract]
Total trading portfolio assets	12,653	13,198
Internal credit grades
On-Balance Sheet [Abstract]
Cash and balances at central banks	189,686	202,142
Cash collateral and settlement balances	103,708	107,862
Reverse repurchase agreements and other similar secured lending	1,103	725
Total trading portfolio assets	88,112	68,628
Total financial assets at fair value through the income statement	198,298	206,194
Derivative financial instruments	256,111	302,976
Financial assets at fair value through other comprehensive income	51,421	45,084
Other assets	2,068	1,502
Assets held for sale	3,855	0
Total assets	£ 1,079,609	£ 1,117,620
On-balance sheet, percentage
Cash and balances at central banks, percentage	100.00%	100.00%
Cash collateral and settlement balance, percentage	100.00%	100.00%
Reverse repurchase agreements and other similar secured lending, percentage	100.00%	100.00%
Trading portfolio assets, percentage	100.00%	100.00%
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Derivative financial instruments, percentage	100.00%	100.00%
Financial assets measured at fair value through other comprehensive income, percentage	100.00%	100.00%
Other assets, percentage	100.00%	100.00%
Assets held for sale, percentage	100.00%	0.00%
Total assets, percentage	100.00%	100.00%
Internal credit grades | Total loans and advances at amortised cost
On-Balance Sheet [Abstract]
Loans and advances at amortised cost	£ 146,201	£ 155,204
Debt securities at amortised cost	£ 39,046	£ 27,303
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Debt securities at amortised cost, percentage	100.00%	100.00%
Internal credit grades | Retail mortgages
On-Balance Sheet [Abstract]
Loans and advances at amortised cost	£ 8,002	£ 11,405
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Internal credit grades | Retail credit cards
On-Balance Sheet [Abstract]
Loans and advances at amortised cost	£ 24,511	£ 25,402
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Internal credit grades | Retail other
On-Balance Sheet [Abstract]
Loans and advances at amortised cost	£ 3,366	£ 7,724
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Internal credit grades | Corporate loans
On-Balance Sheet [Abstract]
Loans and advances at amortised cost	£ 110,322	£ 110,673
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Internal credit grades | Loans and advances
On-Balance Sheet [Abstract]
Total financial assets at fair value through the income statement	£ 46,541	£ 38,190
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Internal credit grades | Reverse repurchase agreements
On-Balance Sheet [Abstract]
Total financial assets at fair value through the income statement	£ 149,131	£ 164,698
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Internal credit grades | Other financial assets
On-Balance Sheet [Abstract]
Total financial assets at fair value through the income statement	£ 81	£ 89
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Internal credit grades | Debt securities
On-Balance Sheet [Abstract]
Total trading portfolio assets	£ 75,459	£ 55,430
Total financial assets at fair value through the income statement	£ 2,545	£ 3,217
On-balance sheet, percentage
Trading portfolio assets, percentage	100.00%	100.00%
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Internal credit grades | Traded loans
On-Balance Sheet [Abstract]
Total trading portfolio assets	£ 12,653	£ 13,198
On-balance sheet, percentage
Trading portfolio assets, percentage	100.00%	100.00%
Internal credit grades | 0.0 to 0.60%
On-Balance Sheet [Abstract]
Cash and balances at central banks	£ 189,686	£ 202,142
Cash collateral and settlement balances	93,911	96,688
Reverse repurchase agreements and other similar secured lending	933	725
Total trading portfolio assets	69,436	53,422
Total financial assets at fair value through the income statement	143,706	140,484
Derivative financial instruments	244,361	285,087
Financial assets at fair value through other comprehensive income	50,966	45,081
Other assets	2,011	1,455
Assets held for sale	1,110	0
Total assets	£ 936,750	£ 958,823
On-balance sheet, percentage
Cash and balances at central banks, percentage	100.00%	100.00%
Cash collateral and settlement balance, percentage	91.00%	90.00%
Reverse repurchase agreements and other similar secured lending, percentage	85.00%	100.00%
Trading portfolio assets, percentage	78.00%	78.00%
Financial assets at fair value through the income statement, percentage	73.00%	68.00%
Derivative financial instruments, percentage	95.00%	94.00%
Financial assets measured at fair value through other comprehensive income, percentage	99.00%	100.00%
Other assets, percentage	97.00%	97.00%
Assets held for sale, percentage	29.00%	0.00%
Total assets, percentage	87.00%	86.00%
Internal credit grades | 0.0 to 0.60% | Total loans and advances at amortised cost
On-Balance Sheet [Abstract]
Loans and advances at amortised cost	£ 101,738	£ 106,624
Debt securities at amortised cost	£ 38,892	£ 27,115
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	69.00%	69.00%
Debt securities at amortised cost, percentage	100.00%	99.00%
Internal credit grades | 0.0 to 0.60% | Retail mortgages
On-Balance Sheet [Abstract]
Loans and advances at amortised cost	£ 5,444	£ 10,096
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	68.00%	88.00%
Internal credit grades | 0.0 to 0.60% | Retail credit cards
On-Balance Sheet [Abstract]
Loans and advances at amortised cost	£ 7,077	£ 9,290
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	29.00%	36.00%
Internal credit grades | 0.0 to 0.60% | Retail other
On-Balance Sheet [Abstract]
Loans and advances at amortised cost	£ 2,687	£ 5,703
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	80.00%	74.00%
Internal credit grades | 0.0 to 0.60% | Corporate loans
On-Balance Sheet [Abstract]
Loans and advances at amortised cost	£ 86,530	£ 81,535
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	79.00%	74.00%
Internal credit grades | 0.0 to 0.60% | Loans and advances
On-Balance Sheet [Abstract]
Total financial assets at fair value through the income statement	£ 29,436	£ 13,508
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	63.00%	36.00%
Internal credit grades | 0.0 to 0.60% | Reverse repurchase agreements
On-Balance Sheet [Abstract]
Total financial assets at fair value through the income statement	£ 112,799	£ 124,811
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	76.00%	76.00%
Internal credit grades | 0.0 to 0.60% | Other financial assets
On-Balance Sheet [Abstract]
Total financial assets at fair value through the income statement	£ 59	£ 68
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	73.00%	76.00%
Internal credit grades | 0.0 to 0.60% | Debt securities
On-Balance Sheet [Abstract]
Total trading portfolio assets	£ 65,430	£ 50,208
Total financial assets at fair value through the income statement	£ 1,412	£ 2,097
On-balance sheet, percentage
Trading portfolio assets, percentage	86.00%	90.00%
Financial assets at fair value through the income statement, percentage	55.00%	65.00%
Internal credit grades | 0.0 to 0.60% | Traded loans
On-Balance Sheet [Abstract]
Total trading portfolio assets	£ 4,006	£ 3,214
On-balance sheet, percentage
Trading portfolio assets, percentage	32.00%	24.00%
Internal credit grades | 0.60 to 11.35%
On-Balance Sheet [Abstract]
Cash and balances at central banks	£ 0	£ 0
Cash collateral and settlement balances	9,789	10,886
Reverse repurchase agreements and other similar secured lending	170	0
Total trading portfolio assets	15,535	13,164
Total financial assets at fair value through the income statement	53,931	63,988
Derivative financial instruments	11,616	17,606
Financial assets at fair value through other comprehensive income	455	3
Other assets	54	47
Assets held for sale	2,618	0
Total assets	£ 134,532	£ 149,867
On-balance sheet, percentage
Cash and balances at central banks, percentage	0.00%	0.00%
Cash collateral and settlement balance, percentage	9.00%	10.00%
Reverse repurchase agreements and other similar secured lending, percentage	15.00%	0.00%
Trading portfolio assets, percentage	18.00%	19.00%
Financial assets at fair value through the income statement, percentage	27.00%	31.00%
Derivative financial instruments, percentage	5.00%	6.00%
Financial assets measured at fair value through other comprehensive income, percentage	1.00%	0.00%
Other assets, percentage	3.00%	3.00%
Assets held for sale, percentage	68.00%	0.00%
Total assets, percentage	12.00%	13.00%
Internal credit grades | 0.60 to 11.35% | Total loans and advances at amortised cost
On-Balance Sheet [Abstract]
Loans and advances at amortised cost	£ 40,211	£ 43,987
Debt securities at amortised cost	£ 153	£ 186
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	28.00%	28.00%
Debt securities at amortised cost, percentage	0.00%	1.00%
Internal credit grades | 0.60 to 11.35% | Retail mortgages
On-Balance Sheet [Abstract]
Loans and advances at amortised cost	£ 2,115	£ 636
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	26.00%	6.00%
Internal credit grades | 0.60 to 11.35% | Retail credit cards
On-Balance Sheet [Abstract]
Loans and advances at amortised cost	£ 16,355	£ 14,903
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	67.00%	59.00%
Internal credit grades | 0.60 to 11.35% | Retail other
On-Balance Sheet [Abstract]
Loans and advances at amortised cost	£ 403	£ 1,639
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	12.00%	21.00%
Internal credit grades | 0.60 to 11.35% | Corporate loans
On-Balance Sheet [Abstract]
Loans and advances at amortised cost	£ 21,338	£ 26,809
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	19.00%	24.00%
Internal credit grades | 0.60 to 11.35% | Loans and advances
On-Balance Sheet [Abstract]
Total financial assets at fair value through the income statement	£ 16,830	£ 24,573
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	36.00%	64.00%
Internal credit grades | 0.60 to 11.35% | Reverse repurchase agreements
On-Balance Sheet [Abstract]
Total financial assets at fair value through the income statement	£ 35,988	£ 38,339
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	24.00%	23.00%
Internal credit grades | 0.60 to 11.35% | Other financial assets
On-Balance Sheet [Abstract]
Total financial assets at fair value through the income statement	£ 22	£ 21
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	27.00%	24.00%
Internal credit grades | 0.60 to 11.35% | Debt securities
On-Balance Sheet [Abstract]
Total trading portfolio assets	£ 9,642	£ 4,891
Total financial assets at fair value through the income statement	£ 1,091	£ 1,055
On-balance sheet, percentage
Trading portfolio assets, percentage	13.00%	9.00%
Financial assets at fair value through the income statement, percentage	43.00%	33.00%
Internal credit grades | 0.60 to 11.35% | Traded loans
On-Balance Sheet [Abstract]
Total trading portfolio assets	£ 5,893	£ 8,273
On-balance sheet, percentage
Trading portfolio assets, percentage	46.00%	63.00%
Internal credit grades | 11.35% to 100%
On-Balance Sheet [Abstract]
Cash and balances at central banks	£ 0	£ 0
Cash collateral and settlement balances	8	288
Reverse repurchase agreements and other similar secured lending	0	0
Total trading portfolio assets	3,141	2,042
Total financial assets at fair value through the income statement	661	1,722
Derivative financial instruments	134	283
Financial assets at fair value through other comprehensive income	0	0
Other assets	3	0
Assets held for sale	127	0
Total assets	£ 8,327	£ 8,930
On-balance sheet, percentage
Cash and balances at central banks, percentage	0.00%	0.00%
Cash collateral and settlement balance, percentage	0.00%	0.00%
Reverse repurchase agreements and other similar secured lending, percentage	0.00%	0.00%
Trading portfolio assets, percentage	4.00%	3.00%
Financial assets at fair value through the income statement, percentage	0.00%	1.00%
Derivative financial instruments, percentage	0.00%	0.00%
Financial assets measured at fair value through other comprehensive income, percentage	0.00%	0.00%
Other assets, percentage	0.00%	0.00%
Assets held for sale, percentage	3.00%	0.00%
Total assets, percentage	1.00%	1.00%
Internal credit grades | 11.35% to 100% | Total loans and advances at amortised cost
On-Balance Sheet [Abstract]
Loans and advances at amortised cost	£ 4,252	£ 4,593
Debt securities at amortised cost	£ 1	£ 2
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	3.00%	3.00%
Debt securities at amortised cost, percentage	0.00%	0.00%
Internal credit grades | 11.35% to 100% | Retail mortgages
On-Balance Sheet [Abstract]
Loans and advances at amortised cost	£ 443	£ 673
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	6.00%	6.00%
Internal credit grades | 11.35% to 100% | Retail credit cards
On-Balance Sheet [Abstract]
Loans and advances at amortised cost	£ 1,079	£ 1,209
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	4.00%	5.00%
Internal credit grades | 11.35% to 100% | Retail other
On-Balance Sheet [Abstract]
Loans and advances at amortised cost	£ 276	£ 382
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	8.00%	5.00%
Internal credit grades | 11.35% to 100% | Corporate loans
On-Balance Sheet [Abstract]
Loans and advances at amortised cost	£ 2,454	£ 2,329
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	2.00%	2.00%
Internal credit grades | 11.35% to 100% | Loans and advances
On-Balance Sheet [Abstract]
Total financial assets at fair value through the income statement	£ 275	£ 109
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	1.00%	0.00%
Internal credit grades | 11.35% to 100% | Reverse repurchase agreements
On-Balance Sheet [Abstract]
Total financial assets at fair value through the income statement	£ 344	£ 1,548
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	0.00%	1.00%
Internal credit grades | 11.35% to 100% | Other financial assets
On-Balance Sheet [Abstract]
Total financial assets at fair value through the income statement	£ 0	£ 0
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	0.00%	0.00%
Internal credit grades | 11.35% to 100% | Debt securities
On-Balance Sheet [Abstract]
Total trading portfolio assets	£ 387	£ 331
Total financial assets at fair value through the income statement	£ 42	£ 65
On-balance sheet, percentage
Trading portfolio assets, percentage	1.00%	1.00%
Financial assets at fair value through the income statement, percentage	2.00%	2.00%
Internal credit grades | 11.35% to 100% | Traded loans
On-Balance Sheet [Abstract]
Total trading portfolio assets	£ 2,754	£ 1,711
On-balance sheet, percentage
Trading portfolio assets, percentage	22.00%	13.00%